Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Noncurrent Assets [Abstract]
Summary of Other Assets
As at	December 31, 2019	January 1, 2019 (1)
Intangible Assets	101	6
Equity Investments (Note 35)	52	38
Net Investment in Finance Leases	30	14
Long-Term Receivables	21	12
Prepaids	7	8
	211	78